Analysis of cash flows - Net cash flow from operating activities (Detail) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Analysis of cash flows [Abstract]
Profit for the period		£ 149.3	£ 301.1
Taxation		55.0	117.5
Revaluation and retranslation of financial instruments		(25.5)	(33.1)
Finance costs		230.7	144.9
Finance and investment income		(102.4)	(55.5)
(Earnings)/loss from associates - after interest and tax		(1.0)	63.8
Adjustments for:
Non-cash share-based incentive plans (including share options)		75.5	67.3
Depreciation of property, plant and equipment		83.7	79.9
Depreciation of right-of-use assets		129.3	129.9
Impairment charges included within restructuring costs		140.4	8.1
Goodwill impairment		52.9	0.0
Amortisation and impairment of acquired intangible assets		36.6	31.5
Amortisation of other intangible assets		9.0	13.6
Investment and other write-downs		11.0	0.0
Losses on disposal of investments and subsidiaries		2.9	48.1
Gains on remeasurement of equity interests arising from a change in scope of ownership		0.0	(60.4)
Gains on sale of property, plant and equipment		(0.5)	(1.1)
Movements in trade working capital		(521.9)	(1,015.3)
Movements in other working capital and provisions		(522.7)	(725.9)
Corporation and overseas tax paid		(171.3)	(162.7)
Interest and similar charges paid		(155.9)	(86.8)
Interest expense related to lease liabilities		(48.8)	(44.1)
Interest received		108.5	26.9
Income from equity investments		3.4	20.1
Dividends from associates		18.9	21.4
Earnout payments recognised in operating activities		(1.2)	(21.7)
Net cash (outflow)/inflow from operating activities	[1]	£ (444.1)	£ (1,132.5)

[1]	Earnout payments in excess of the amount determined at acquisition are recorded as operating activities. Prior year excess amounts were recorded as investing activities and have been re-presented as operating activities. See note 11.